Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Equity securities (without readily determinable fair values)	¥ 186,146	¥ 419,775	¥ 212,270
Fair Value, Measurements, Nonrecurring
Assets:
Loans	85,000	90,000
Loans held-for-sale	22,000	26,000
Equity securities (without readily determinable fair values)	3,000	2,000
Premises and equipment-net		1,000
Other assets	24,000
Total assets measured at fair value	134,000	119,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	167,000	136,000
Loans held-for-sale	23,000	26,000
Equity securities (without readily determinable fair values)	4,000	2,000
Premises and equipment-net	7,000	12,000
Other assets	34,000	3,000
Goodwill		2,000
Total assets measured at fair value	235,000	181,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	3,000
Loans held-for-sale	21,000	20,000
Premises and equipment-net		1,000
Total assets measured at fair value	24,000	21,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	82,000	90,000
Loans held-for-sale	1,000	6,000
Equity securities (without readily determinable fair values)	3,000	2,000
Other assets	24,000
Total assets measured at fair value	¥ 110,000	¥ 98,000